Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Ownership interest		49.00%	49.00%
Equity	$ 105,913,439	$ 100,252,480	$ 113,903,089	$ 90,583,772
Profit (loss)	18,498,875	25,383,071	$ 35,199,480
Total assets	298,242,156	280,141,090
Total liabilities	$ 192,328,717	$ 179,888,610
Refineria de Cartagena S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Refining of hydrocarbons, commercialization and distribution of products
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 24,523,635
Profit (loss)	(1,133,742)
Total assets	36,605,614
Total liabilities	$ 12,081,979
Cenit Transporte y Logistica S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Storage and transport by pipelines of hydrocarbons
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 16,883,376
Profit (loss)	5,211,389
Total assets	19,875,855
Total liabilities	$ 2,992,479
Ecopetrol Global Energy S.L.U.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Spain
Geographic area of operations	Spain
Equity	$ 17,394,898
Profit (loss)	381,272
Total assets	17,395,245
Total liabilities	$ 347
Oleoducto Central S. A. - Ocensa
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	72.65%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 3,628,322
Profit (loss)	3,003,613
Total assets	7,555,797
Total liabilities	$ 3,927,475
Ocensa Ductos S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	72.65%
Activity	Investment Vehicle
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 1,090
Profit (loss)	27,126
Total assets	2,123
Total liabilities	$ 1,033
Hocol Petroleum Limited.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 4,058,521
Profit (loss)	75,873
Total assets	4,129,198
Total liabilities	$ 70,677
Ecopetrol America LLC.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 1,282,916
Profit (loss)	(517,319)
Total assets	3,221,343
Total liabilities	$ 1,938,427
Hocol S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Cayman Islands
Geographic area of operations	Colombia
Equity	$ 3,527,391
Profit (loss)	123,881
Total assets	5,277,795
Total liabilities	$ 1,750,404
Esenttia S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Production and commercialization of polypropylene resin
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 2,786,401
Profit (loss)	2,684
Total assets	3,351,597
Total liabilities	$ 565,196
Ecopetrol Capital AG
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Collection of surpluses from, and providing funds to, companies of Ecopetrol Business Group
Country/Domicile	Switzerland
Geographic area of operations	Switzerland
Equity	$ 3,342,023
Profit (loss)	70,314
Total assets	10,424,269
Total liabilities	$ 7,082,246
Oleoducto de Colombia S.A. - ODC
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	78.19%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 452,073
Profit (loss)	379,927
Total assets	790,822
Total liabilities	$ 338,749
Black Gold Re Ltd.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Reinsurer for companies of Ecopetrol Business Group
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 1,412,560
Profit (loss)	160,839
Total assets	1,687,390
Total liabilities	$ 274,830
Andean Chemicals Ltd.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 2,069,219
Profit (loss)	(8,618)
Total assets	2,109,831
Total liabilities	$ 40,612
Oleoducto de los Llanos Orientales S. A. - ODL
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	65.00%
Activity	Transportation by crude oil pipelines
Country/Domicile	Panama
Geographic area of operations	Colombia
Equity	$ 833,223
Profit (loss)	626,281
Total assets	1,392,775
Total liabilities	$ 559,552
Interconexion Electrica S.A. E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	51.41%
Activity	Public transmission service of electric power, the development of infrastructure projects and their commercial exploitation and the development of information technology systems, activities and services and telecommunications.
Country/Domicile	Colombia
Geographic area of operations	Latin-America
Equity	$ 28,268,006
Profit (loss)	2,807,941
Total assets	76,995,347
Total liabilities	$ 48,727,341
Inversiones de Gases de Colombia S.A. Invercolsa S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	51.88%
Activity	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 657,506
Profit (loss)	292,206
Total assets	663,063
Total liabilities	$ 5,557
Alcanos de Colombia S.A. E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	29.61%
Activity	Residential public fuel gas service, construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 328,233
Profit (loss)	143,017
Total assets	902,475
Total liabilities	$ 574,242
Metrogas de Colombia S.A E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	33.49%
Activity	Public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 59,813
Profit (loss)	18,208
Total assets	168,529
Total liabilities	$ 108,716
Gases del Oriente S.A. E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	48.50%
Activity	Home public service of distribution of fuel gas and the development of all complementary activities to the supplying of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 95,123
Profit (loss)	52,629
Total assets	305,458
Total liabilities	$ 210,335
Promotora de Gases del Sur S.A. E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	31.44%
Activity	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 56,128
Profit (loss)	42,502
Total assets	86,215
Total liabilities	$ 30,087
Combustibles Lquidos de Colombia S.A E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	41.61%
Activity	Wholesale marketing of fuel gas, the supplying of the residential public service of LPG distribution and the development of complementary activities to supply the service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 60,706
Profit (loss)	396
Total assets	80,612
Total liabilities	$ 19,906
Ecopetrol USA Inc.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 15,570,625
Profit (loss)	737,381
Total assets	15,588,736
Total liabilities	$ 18,111
Ecopetrol Permian LLC.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 11,514,549
Profit (loss)	726,650
Total assets	15,493,572
Total liabilities	$ 3,979,023
Ecopetrol Oleo e Gas do Brasil Ltda.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Real
Ownership interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 1,713,380
Profit (loss)	(349,526)
Total assets	1,750,489
Total liabilities	$ 37,109
Esenttia Masterbatch Ltda.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Manufacture of polypropylene compounds and masterbatches
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 403,884
Profit (loss)	249,222
Total assets	540,388
Total liabilities	$ 136,504
Ecopetrol del Peru S. A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 68,292
Profit (loss)	1,687
Total assets	70,972
Total liabilities	$ 2,680
ECP Hidrocarburos de Mexico S.A. de C.V.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Offshore exploration
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 42,665
Profit (loss)	(6,853)
Total assets	45,541
Total liabilities	$ 2,876
Ecopetrol Costa Afuera S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Offshore exploration
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 13,671
Profit (loss)	277
Total assets	13,865
Total liabilities	$ 194
Esenttia Resinas del Peru SAC
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Commercialization polypropylene resins and masterbatches
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 16,016
Profit (loss)	(710)
Total assets	32,130
Total liabilities	$ 16,114
Esenttia Resinas de Mxico
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Mexican Peso
Ownership interest	100.00%
Activity	Commercialization polypropylene resins and masterbatches
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ (268)
Profit (loss)	(829)
Total assets	5,825
Total liabilities	$ 6,093
Kalixpan Servicios Tecnicos S de RL de CV.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Mexican Peso
Ownership interest	100.00%
Activity	Specialized services related to oil and gas industry
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 3
Profit (loss)	(82)
Total assets	4
Total liabilities	$ 1
Ecopetrol US Trading LLC
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	International trading of crude oil and refined products
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 518,000
Profit (loss)	418,165
Total assets	2,619,702
Total liabilities	$ 2,101,702
Econova Technology & innovation S.L.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Execution of activities related to science, technology, and innovation (ST+i)
Country/Domicile	Spain
Geographic area of operations	Spain
Equity	$ 2,083
Profit (loss)	(1,915)
Total assets	3,739
Total liabilities	$ 1,656
Ecopetrol Singapore PTE. LTD
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Singapore dollar
Ownership interest	100.00%
Activity	Holding company with investment in an international trading company for crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Equity	$ 787,363
Profit (loss)	489,395
Total assets	787,536
Total liabilities	$ 173
Ecopetrol Trading Asia PTE. LTD
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Singapore dollar
Ownership interest	100.00%
Activity	International trading of crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Equity	$ 786,909
Profit (loss)	489,565
Total assets	2,850,765
Total liabilities	$ 2,063,856